UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	06/30/2006

Check here if Amendment  [   ];  Amendment Number:  ______
     This Amendment (Check only one.):		[   ]	is a restatement.
                                            [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Equinox Capital Management, LLC
Address:	590 Madison Avenue
           New York, N.Y. 10022

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Laurie A Vicari
Title:	Chief Compliance Officer
Phone:	212-207-1100

Signature, Place and Date of Signing:

/S/ Laurie A Vicari                        New York, NY
07/21/2006

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total: 	$6169479  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103     5249   103750 SH       SOLE                   103750
ALCOA INC.                     COM              013817101     7446   230100 SH       SOLE                   230100
ANADARKO PETE CO               COM              032511107     7869   165000 SH       SOLE                   165000
AT&T INC COM                   COM              00206R102   259332  9298392 SH       SOLE                  1693844           7604548
BANK OF AMERICA CORP           COM              060505104    13560   281919 SH       SOLE                   281919
BP PLC SPONSORED ADR           COM              055622104   244071  3506258 SH       SOLE                   526608           2979650
CARDINAL HEALTH INC. COMMON    COM              14149Y108   165084  2566201 SH       SOLE                   442827           2123374
CENDANT CORP COM               COM              151313103   142034  8719117 SH       SOLE                  1725167           6993950
CENTEX CORP                    COM              152312104     3003    59700 SH       SOLE                    59700
CHEVRON CORP NEW COM           COM              166764100   162547  2619186 SH       SOLE                   650586           1968600
CHUBB CORP                     COM              171232101     8658   173500 SH       SOLE                   173500
CIRCUIT CITY STO               COM              172737108      438    16100 SH       SOLE                    16100
CITIGROUP INC.                 COM              172967101   234740  4865084 SH       SOLE                   966134           3898950
COMCAST CORP CL K              COM              20030N200     1049    32000 SH       SOLE                    32000
COMCAST CORP-CL A              COM              20030N101    10590   323450 SH       SOLE                   323450
COMERICA INC                   COM              200340107     7060   135800 SH       SOLE                   135800
COMMUNITY HLTH SYS NEW COM     COM              203668108     6512   177200 SH       SOLE                   177200
COMPUTER SCIENCES CORP COM     COM              205363104      296     6100 SH       SOLE                     6100
CONOCOPHILLIPS COM             COM              20825C104   217542  3319729 SH       SOLE                   682279           2637450
DELPHI CORP COM                COM              247126105      100    58850 SH       SOLE                    58850
DOW CHEM CO                    COM              260543103   121613  3115898 SH       SOLE                   571669           2544229
EASTMAN KODAK CO               COM              277461109   239724 10080911 SH       SOLE                  1825461           8255450
ELECTRONIC DATA SYSTEMS CORP   COM              285661104   165654  6885055 SH       SOLE                  1287578           5597477
EXELON CORP COM                COM              30161N101      511     9000 SH       SOLE                     9000
FEDERAL HOME LN                COM              313400301   181022  3175269 SH       SOLE                   581219           2594050
FEDERATED DEPT S               COM              31410H101   214542  5861791 SH       SOLE                  1002791           4859000
FIRSTENERGY CORP.              COM              337932107   130911  2414894 SH       SOLE                   361644           2053250
GANNETT INC                    COM              364730101   122615  2192302 SH       SOLE                   329302           1863000
GAP INC DEL                    COM              364760108    92205  5299162 SH       SOLE                   796340           4502822
GENERAL ELEC CO                COM              369604103   181977  5521151 SH       SOLE                  1037901           4483250
HARTFORD FINL SVCS             COM              416515104   189403  2238810 SH       SOLE                   433283           1805527
HEALTH NET INC COM             COM              42222G108      542    12000 SH       SOLE                    12000
HEWLETT PACKARD                COM              428236103     2132    67300 SH       SOLE                    67300
IBM CORP                       COM              459200101   234566  3053451 SH       SOLE                   564901           2488550
JPMORGAN CHASE & CO COM        COM              46625H100   224017  5333747 SH       SOLE                  1160457           4173290
KEYCORP                        COM              493267108     6424   180050 SH       SOLE                   180050
KINDRED HEALTHCARE INC COM     COM              494580103     5564   214000 SH       SOLE                   214000
LENNAR CORP                    COM              526057104     3638    82000 SH       SOLE                    82000
LEXMARK INTL                   COM              529771107     5360    96000 SH       SOLE                    96000
LOEWS CORP                     COM              540424108   148890  4199994 SH       SOLE                   606044           3593950
MCDONALDS CORP                 COM              580135101     8776   261188 SH       SOLE                   261188
MEADWESTVACO CORP COM          COM              583334107   183649  6575346 SH       SOLE                  1286428           5288918
MEDCO HEALTH SOLUTIONS COM     COM              58405U102      684    11950 SH       SOLE                    11950
MERRILL LYNCH &                COM              590188108     3455    49667 SH       SOLE                    49667
MICROSOFT CORP                 COM              594918104      284    12200 SH       SOLE                    12200
MORGAN STANLEY                 COM              617446448     9977   157840 SH       SOLE                   153000              4840
MOTOROLA INC                   COM              620076109     7501   372250 SH       SOLE                   372250
NEWELL CO                      COM              651229106     7405   286700 SH       SOLE                   286700
NORTEL NETWORK CORP.           COM              656568102     1863   831900 SH       SOLE                   831900
NORTHROP GRUMMAN CORP          COM              666807102   181566  2834311 SH       SOLE                   558961           2275350
OFFICE DEPOT INC               COM              676220106      555    14600 SH       SOLE                    14600
OWENS-ILLINOIS                 COM              690768403     2140   127700 SH       SOLE                   127700
PACTIV CORP COM                COM              695257105     8426   340450 SH       SOLE                   340450
PFIZER INC                     COM              717081103   253126 10785071 SH       SOLE                  2114549           8670522
PPL CORP COM                   COM              69351T106     6825   211300 SH       SOLE                   211300
RADIOSHACK CORP COM            COM              750438103     2848   203400 SH       SOLE                   203400
SAFEWAY STORES                 COM              786514208     5413   208200 SH       SOLE                   208200
SARA LEE CORP                  COM              803111103     2089   130400 SH       SOLE                   130400
SEARS HLDGS CORP COM           COM              812350106      386     2486 SH       SOLE                     2486
ST PAUL TRAVELERS INC COM      COM              792860108   262983  5899128 SH       SOLE                   883578           5015550
SUNTRUST BKS INC               COM              867914103    61278   803535 SH       SOLE                   120085            683450
TEVA PHARMACEUTCL INDS ADR     COM              881624209     2503    79233 SH       SOLE                    79233
TIME WARNER INC COM            COM              887317105   121971  7050321 SH       SOLE                  1007786           6042535
TRIAD HOSPITALS INC COM        COM              89579K109   184611  4664253 SH       SOLE                   771105           3893148
TYCO INTL LTD NEW COM          COM              902124106   197216  7171480 SH       SOLE                  1372730           5798750
UNION PAC CORP COM             COM              907818108   185809  1998807 SH       SOLE                   374907           1623900
UNITED TECHNOLOG               COM              913017109   186787  2945234 SH       SOLE                   559834           2385400
UNUMPROVIDENT CORP COM         COM              91529Y106     8021   442400 SH       SOLE                   442400
VERIZON COMMUNICATIONS COM     COM              92343V104    10214   305000 SH       SOLE                   305000
WACHOVIA CORP 2ND NEW COM      COM              929903102   203975  3771722 SH       SOLE                   765079           3006643
WASHINGTON MUTUAL INC.         COM              939322103   259532  5693978 SH       SOLE                  1075527           4618451
WATSON PHARMACEUTICALS INC.    COM              942683103      219     9400 SH       SOLE                     9400
WILLIAMS COS INC               COM              969457100     6099   261100 SH       SOLE                   261100
WYETH COM                      COM              983024100     7821   176100 SH       SOLE                   176100
XEROX CORP                     COM              984121103    14979  1076866 SH       SOLE                   154819            922047